THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Organization and Business
Number of drug candidates in clinical development | item	3
Concentration of Credit Risk
Number of major commercial banks where cash balances are maintained in non-interest bearing accounts | item	1
Federal insurance limit on deposit accounts	$ 250,000
Long-lived Assets
Charges for impairments of patents	$ 298,709	$ 61,314
Employee Benefit Plan
Requisite service period for employees to be eligible to participate in the plan	1 month
Vesting period	5 years
Contributions to the 401(k) plan made at the discretion of the board of directors	$ 96,182	$ 108,534
Minimum | Equipment
Equipment and Leasehold Improvements
Estimated useful assets lives	3 years
Maximum | Equipment
Equipment and Leasehold Improvements
Estimated useful assets lives	5 years